Subsequent Events (Details) - USD ($)		6 Months Ended
	Aug. 10, 2023	Jun. 30, 2023	Sep. 17, 2023	Sep. 05, 2023	Jul. 26, 2023	Jul. 21, 2023	Dec. 31, 2022
Subsequent Events (Details) [Line Items]
Stockholder holding amount		$ 20,942,619
Accounts paid amount		$ 215,635,294
Price per public share (in Dollars per share)		$ 10.28					$ 9.91
Remaining amount of trust		$ 41,776,749
Public shares outstanding		$ 4,057,381
Public Offering [Member]
Subsequent Events (Details) [Line Items]
Price per public share (in Dollars per share)		$ 10.3
Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Price per public share (in Dollars per share)							$ 18
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Percentage of conversion						20.00%
Redeem public shares		$ 5,000,001
Subsequent Event [Member] | Public Offering [Member]
Subsequent Events (Details) [Line Items]
Public shares (in Shares)					3,889,523
Subsequent Event [Member] | Sponsor [Member]
Subsequent Events (Details) [Line Items]
Public shares (in Shares)				155,581
Subsequent Event [Member] | Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Issued aggregate amount (in Shares)				155,581		6,249,999
Public shares (in Shares)				3,889,523
Subsequent Event [Member] | Class B Common Stock [Member]
Subsequent Events (Details) [Line Items]
Issued aggregate amount (in Shares)						6,249,999
Forecast [Member]
Subsequent Events (Details) [Line Items]
Increase percent	5.00%
Net tangible assets	$ 5,000,001
Forecast [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Cash closing condition			$ 15,000,000
Forecast [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Cash closing condition			$ 10,000,000
Forecast [Member] | Public Offering [Member]
Subsequent Events (Details) [Line Items]
Equity percentage	15.00%